Shareholders’ Meetings	12 Months Ended
Dec. 31, 2021
Shareholders Meetings
Shareholders’ Meetings

Note	37 | Shareholders’ Meetings

The Company Ordinary Shareholders’ Meeting held on April 27, 2021 resolved, among other issues, the following:

-	To approve edenor’s Annual Report and Financial Statements as of December 31, 2020;
-	To allocate the $ 17,698 loss for the year ended December 31, 2020 (at the purchasing power of the currency at December 31, 2021 amounts to $ 26,704) to the partial absorption of the Discretionary reserve, under the terms of section 70, 3rd paragraph, of Business Organizations Law No. 19,550;
-	To approve the actions taken by the Directors and Supervisory Committee members, together with their respective remunerations;
-	To appoint the authorities and the external auditors for the current fiscal year;

Furthermore, on August 10, 2021 an Ordinary Shareholders’ Meeting was held, at which the following issues, among others, were dealt with:

-	Consideration of the actions taken by the Directors and Supervisory Committee members that resigned their positions as from June 30, 2021, and their respective remunerations;
-	Consideration of the appointment of Directors and Supervisory Committee members as from June 30, 2021.

Finally, and in relation to what was discussed by the Ordinary and Extraordinary Shareholders’ Meeting held on April 28, 2020, in which it was decided to approve the modification of Articles No. 13, 19, 23, 25 and 33 and an ordered text of the Bylaws, ad-referendum of its approval by the ENRE, dated February 23, 2022 through Resolution No. 62/2022, the Regulatory Entity gave its approval.